Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Institutional Trust
Entity Central Index Key	0000889512
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Capital Shares
Shareholder Report [Line Items]
Fund Name	Western Asset Premier Institutional U.S. Treasury Reserves
Class Name	Capital Shares
Trading Symbol	WADXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Premier Institutional U.S. Treasury Reserves for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Capital Shares[1]	$12	0.12%
[1],[2]
Expenses Paid, Amount	$ 12	[1]
Expense Ratio, Percent	0.12%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2024, the seven-day current yield for Capital Shares of Western Asset Premier Institutional U.S. Treasury Reserves was 5.19% and the seven-day effective yield was 5.32%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund’s performance was positively impacted by an extension of its weighted average maturity (WAM), which positioned it well as yields fell later in the reporting period. The decline in yields was in response to indications of a shift towards an easier policy stance by the U.S. Federal Reserve.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
Net Assets	$ 1,433,573,889
Holdings Count | $ / shares	59	[3]
Advisory Fees Paid, Amount	$ 1,112,793
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$1,433,573,889
Total Number of Portfolio Holdings*	59
Total Management Fee Paid	$1,112,793
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Premium Shares
Shareholder Report [Line Items]
Fund Name	Western Asset Premier Institutional U.S. Treasury Reserves
Class Name	Premium Shares
Trading Symbol	WAEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Premier Institutional U.S. Treasury Reserves for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Premium Shares[1]	$14	0.14%
[4],[5]
Expenses Paid, Amount	$ 14	[4]
Expense Ratio, Percent	0.14%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2024, the seven-day current yield for Premium Shares of Western Asset Premier Institutional U.S. Treasury Reserves was 5.17% and the seven-day effective yield was 5.30%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund’s performance was positively impacted by an extension of its weighted average maturity (WAM), which positioned it well as yields fell later in the reporting period. The decline in yields was in response to indications of a shift towards an easier policy stance by the U.S. Federal Reserve.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
Net Assets	$ 1,433,573,889
Holdings Count | $ / shares	59	[6]
Advisory Fees Paid, Amount	$ 1,112,793
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$1,433,573,889
Total Number of Portfolio Holdings*	59
Total Management Fee Paid	$1,112,793
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]
*	Reflects holdings of U.S. Treasury Reserves Portfolio.

[4]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[6]
*	Reflects holdings of U.S. Treasury Reserves Portfolio.